FINANCIAL ASSETS AND LIABILITIES (Details 8) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Corporate bonds book value	$ 1,814	$ 1,925
Book value, financial loans	78	117
Total book value	$ 1,892	2,079
Book value, bank overdrafts		$ 37
Class 13 CB [Member]
IfrsStatementLineItems [Line Items]
Company name	PAMPA	PAMPA
Residual value	$ 82	$ 98
Interest	Fixed	Fixed
Rate	0.00	0.00%
Expiration	Dec-27	Dec-27
Corporate bonds book value	$ 80	$ 96
Class 25 CB [Member]
IfrsStatementLineItems [Line Items]
Company name	PAMPA
Residual value	$ 105
Interest	Fixed
Rate	7.25
Expiration	Aug-28
Corporate bonds book value	$ 107
Class 22 CB [Member]
IfrsStatementLineItems [Line Items]
Company name	PAMPA	PAMPA
Residual value	$ 84	$ 84
Interest	Fixed	Fixed
Rate	5.75	5.75%
Expiration	Oct-28	Oct-28
Corporate bonds book value	$ 85	$ 85
Class 21 CB [Member]
IfrsStatementLineItems [Line Items]
Company name	PAMPA	PAMPA
Residual value	$ 410	$ 410
Interest	Fixed	Fixed
Rate	7.95	7.95%
Expiration	Sep -31	Sep -31
Corporate bonds book value	$ 412	$ 410
Class 23 CB [Member]
IfrsStatementLineItems [Line Items]
Company name	PAMPA	PAMPA
Residual value	$ 700	$ 360
Interest	Fixed	Fixed
Rate	7.88	7.88%
Expiration	Dec-34	Dec-34
Corporate bonds book value	$ 693	$ 358
Class 26 C B [Member]
IfrsStatementLineItems [Line Items]
Company name	PAMPA
Residual value	$ 450
Interest	Fixed
Rate	7.75
Expiration	Nov-37
Corporate bonds book value	$ 437
Financial Loans One [Member]
IfrsStatementLineItems [Line Items]
Company name	PAMPA	PAMPA
Residual value	$ 15	$ 35
Interest	Fixed	Fixed
Rate	5.40	3.00%
Expiration	Mar-26	Mar-25
Book value, financial loans	$ 15	$ 36
Financial Loans Two [Member]
IfrsStatementLineItems [Line Items]
Company name	PAMPA	PAMPA
Residual value	$ 17	$ 40
Interest	Fixed	Fixed
Rate	3.00	4.25%
Expiration	May-26	Apr-25
Book value, financial loans	$ 17	$ 40
Financial Loans Three [Member]
IfrsStatementLineItems [Line Items]
Company name	PAMPA	PAMPA
Residual value	$ 45	$ 15
Interest	Fixed	Fixed
Rate	5.50	5.40%
Expiration	Jan-28	Mar-26
Book value, financial loans	$ 46	$ 15
Class 19 CB [Member]
IfrsStatementLineItems [Line Items]
Company name		PAMPA
Residual value		$ 17,131
Interest		Variable
Rate		Badlar - 1%
Expiration		Feb-25
Corporate bonds book value		$ 17
Class 18 CB [Member]
IfrsStatementLineItems [Line Items]
Company name		PAMPA
Residual value		$ 68
Interest		Fixed
Rate		5.00%
Expiration		Sep-25
Corporate bonds book value		$ 69
Class 16 CB [Member]
IfrsStatementLineItems [Line Items]
Company name		PAMPA
Residual value		$ 56
Interest		Fixed
Rate		4.99%
Expiration		Nov-25
Corporate bonds book value		$ 56
Class 20 CB [Member]
IfrsStatementLineItems [Line Items]
Company name		PAMPA
Residual value		$ 54
Interest		Fixed
Rate		6.00%
Expiration		Mar-26
Corporate bonds book value		$ 54
Class 9 CB [Member]
IfrsStatementLineItems [Line Items]
Company name		PAMPA
Residual value		$ 120
Interest		Fixed
Rate		9.50%
Expiration		Dec-26
Corporate bonds book value		$ 123
Class 1 CB [Member]
IfrsStatementLineItems [Line Items]
Company name		PAMPA
Residual value		$ 353
Interest		Fixed
Rate		7.50%
Expiration		Jan-27
Corporate bonds book value		$ 363
Class 3 CB [Member]
IfrsStatementLineItems [Line Items]
Company name		PAMPA
Residual value		$ 293
Interest		Fixed
Rate		9.13%
Expiration		Apr-29
Corporate bonds book value		$ 294
Financial Loans Four [Member]
IfrsStatementLineItems [Line Items]
Company name		PAMPA
Residual value		$ 25
Interest		Fixed
Rate		3.00%
Expiration		May-26
Book value, financial loans		$ 26
Other Financial Loans One [Member]
IfrsStatementLineItems [Line Items]
Company name		PAMPA
Residual value		$ 283
Interest		Variable
Rate		SOFR + 0%
Expiration		Aug-25
Book Value, Other financial loans		$ 20
Other Financial Loans Two [Member]
IfrsStatementLineItems [Line Items]
Company name		PAMPA
Residual value		$ 3
Interest		Fixed
Rate		Between 9.50% and 10.25%
Expiration		Between Feb-25 and Sep-25
Book Value, Other financial loans		$ 3
Other Financial Loans Three [Member]
IfrsStatementLineItems [Line Items]
Company name		GASA
Residual value		$ 14,937
Interest		Fixed
Rate		3.25%
Expiration		May-25
Book Value, Other financial loans		$ 14